FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2015
FAIR VALUE MEASUREMENTS
Schedule of assets and liabilities measured at fair value on a recurring basis
	Fair Value Measurements
	(Level 2)	(Level 3)	(Level 2)
	June 30, 2015		June 30, 2014
Financial assets:
Securities available-for-sale	$111,167	$—	$103,806
Loan servicing rights	—	1,396	—
Total financial assets	$111,167	$1,396	$103,806

Schedule of assets measured at fair value on a non-recurring basis
	Fair Value Measurements
	(Level 3)	(Level 3)
	June 30, 2015	June 30, 2014
Financial assets:
Impaired real estate loans, with specific allocations:
One-to-four family	$1,157	$1,221
Non-financial assets:
Real estate owned, net:
One-to-four family	1,335	744
Nonresidential	365	—
Construction and land	392	—
Total non-financial assets	2,092	744
Total assets measured at fair value on a non-recurring basis	$3,249	$1,965

Schedule of reconciliation of all assets measured at fair value on a recurring basis using significant unobservable inputs Level 3
Fair Value Measurements
(Level 3)
Year Ended June 30, 2015
Balance at beginning of year:	$—
Purchases	1,369
Total gains included in earnings	27
Balance at end of year:	$1,396

Schedule of valuation methodology and unobservable inputs for Level 3 assets measured at fair value on a non-recurring basis
	Level 3 Quantitative Information
	June 30, 2015	June 30, 2014	Valuation Technique	Unobservable Inputs	Range (Weighted Average)
	Fair Value	Fair Value
Impaired real estate loans net, with specific allocations: One-to-four family	$1,157	$1,221	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 30% (15%)
Real estate owned net:
One-to-four family	$1,335	$744	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 20% (10%)
Nonresidential	365	—	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 20% (10%)
Construction and land	392	—	Sales comparison approach	Adjustment for differences between the comparable sales	0% to 20% (10%)

Schedule of carrying amounts and estimated fair values of the Company's on-balance sheet financial instruments
	June 30, 2015
	Carrying Amount	Fair Value
		(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Securities available-for-sale	$111,167	$—	$111,167	$—	$111,167
Loans, net	308,259	—	—	310,116	310,116
Loans held for sale	118	—	—	118	118
Loan servicing rights	1,396	—	—	1,396	1,396
Restricted equity securities	440	N/A	N/A	N/A	N/A
Financial liabilities
Deposits	$394,184	$137,618	$256,681	$—	$394,299
	June 30, 2014
	Carrying Amount	Fair Value
		(Level 1)	(Level 2)	(Level 3)	Total
Financial assets
Securities available-for-sale	$103,806	$—	$103,806	$—	$103,806
Loans, net	229,931	—	—	233,176	233,176
Restricted equity securities(1)	325	N/A	N/A	N/A	N/A
Financial liabilities
Deposits	$281,015	$80,904	$200,662	$—	$281,566

(1)
It was not practicable to determine fair value of restricted equity securities due to restrictions placed on transferability.

(2)
Loans held for sale are carried at the lower of cost or fair value, which is evaluated on a pool-level basis. The fair value of loans held for sale is determined using quoted prices for similar assets, adjusted for specific attributes of that loan or other observable market data, such as outstanding commitments from third party investors and result in a Level 2 classification.